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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700






                                           May 4, 2005


VIA EDGAR
---------

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

     Re:   New England Life Insurance Company and
           New England Variable Annuity Separate Account
           File No. 033-85442 - (American Growth Series)
           Rule 497(j) Certification
           ----------------------------------------------

Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") each dated May 1, 2005 and the two Prospectus Supplements, each dated May 1, 2005 to the Prospectus dated May 1, 2000, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, SAI and two Supplements to the Prospectus contained in Post-Effective Amendment No. 18 for the Account filed electronically with the Commission on April 27, 2005.

     If you have any questions, please contact me at (617) 578-3514.

                                           Sincerely,

                                           /s/Michele H. Abate
                                           Michele H. Abate
                                           Assistant General Counsel